Derivative financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Summary of derivative financial assets and liabilities
The following table summarizes the fair value of the Group's derivative financial assets and liabilities:

	At December 31
	2018		2017
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€—	€—	€2	€—
Total Fair value hedges	—	—	2	—
Cash flow hedges:
Currency risks - forward contracts, currency swaps and currency options	149	(75)	100	(95)
Interest rate risk - interest rate swaps	22	(16)	4	(7)
Interest rate and currency risk - combined interest rate and currency swaps	17	—	9	—
Commodity price risk – commodity swaps and commodity options	41	(59)	30	(1)
Total Cash flow hedges	229	(150)	143	(103)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	—	—	5	—
Total Net investment hedges	—	—	5	—
Derivatives for trading	68	(57)	134	(36)
Total Fair value of derivative financial assets/(liabilities)	€297	€(207)	€284	€(139)
Financial derivative assets/(liabilities) - current	€283	€(204)	€265	€(138)
Financial derivative assets/(liabilities) - non-current	€14	€(3)	€19	€(1)

Summary of outstanding notional amounts by due date
The following table summarizes the outstanding notional amounts of the Group's derivative financial instruments by due date:

	At December 31
	2018				2017
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€12,782	€75	€—	€12,857	€14,142	€154	€—	€14,296
Interest rate risk management	1,630	1,144	—	2,774	1,581	1,753	101	3,435
Interest rate and currency risk management	236	34	—	270	—	291	71	362
Commodity price risk management	919	28	—	947	455	6	—	461
Other derivative financial instruments	—	14	—	14	—	14	—	14
Total Notional amount	€15,567	€1,295	€—	€16,862	€16,178	€2,218	€172	€18,568

Summary of fair value hedges

	Years ended December 31,
	2018	2017	2016
	(€ million)
Currency risk
Net gains/(losses) on qualifying hedges	€—	€104	€(13)
Fair value changes in hedged items	—	(104)	13
Interest rate risk
Net (losses) on qualifying hedges	(2)	(9)	(26)
Fair value changes in hedged items	2	10	26
Net gains/(losses)	€—	€1	€—

Summary of reclassification adjustments from Other comprehensive income to Consolidated Income Statement

	Years ended December 31,
	2018	2017	2016
	(€ million)
Currency risk
Increase in Net revenues	€100	€8	€243
(Increase)/Decrease in Cost of revenues	(17)	(96)	(31)
Net financial income/(expenses)	2	(22)	34
Result from investments	24	28	26
Interest rate risk
Result from investments	1	(1)	(1)
Net financial expenses	—	(3)	(4)
Commodity price risk
(Increase)/Decrease in Cost of revenues	29	28	(39)
Ineffectiveness and discontinued hedges	(5)	4	12
Tax expense/(benefit)	(36)	27	(48)
Items relating to discontinued operations, net of tax	9	1	(21)
Total recognized in the Consolidated Income Statement	€107	€(26)	€171